Loan Receivable and Accrued Interest (Details) - Schedule of Loan receivable and accrued interest - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of Loan receivable and accrued interest [Abstract]
Loan receivable - RH Holdings Management (HK) Limited	$ 1,500,000	$ 1,500,000
Accrued interest	81,000	67,500
Total	$ 1,581,000	$ 1,567,500